Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Reorganization
Schedule of principal subsidiaries, major VIEs and major subsidiaries of VIEs

As of December 31, 2022, the Company’s major subsidiaries, major VIEs and major subsidiaries of VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)	Beijing, PRC 2018	100	Technical support and consulting services
Tansuojixian Technology (Beijong) Co., Ltd. (“Tansuojixian”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd.	Tianjin, PRC 2017	100	Auto shows

Schedule of consolidated financial statements

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	4,974	6,172
Amount due from the subsidiaries of the Group	91,767	117,489
Other current assets	29,100	51,126
Total current assets	125,841	174,787
Non-current assets:
Property, equipment and software, net	379	—
Long-term investments	5,357	5,383
Other non-current assets	1,025	1,045
Total non-current assets	6,761	6,428
TOTAL ASSETS	132,602	181,215
Current liabilities:
Short term borrowings	4,000	1,169
Accounts payable	395	818
Advance from customers	4,321	2,986
Salary and welfare benefits payable	24,047	21,803
Other taxes payable	12,323	15,119
Short-term operating lease liabilities	1,025	652
Current portion of deferred revenue	4,139	1,345
Other current liabilities	3,816	2,508
Account due to subsidiaries of the Group	253,003	266,679
Total current liabilities	307,069	313,079
Long-term borrowings	—	1,546
Long-term operating lease liabilities	—	605
Non-current portion of deferred revenue	98	18
Total non-current liabilities	98	2,169
TOTAL LIABILITIES	307,167	315,248

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	104,819	93,975	95,382
Net (loss)/ income	(3,462)	(30,565)	19,775

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(4,945)	(22,124)	2,483
Net cash generated from investing activities	12,050	2,920	—
Net cash (used in)/generated from financing activities	(63)	4,000	(1,285)
Net increase/(decrease) in cash, cash equivalent and restricted cash	7,042	(15,204)	1,198